UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2013

Shares		Value

COMMON STOCKS - 95.62%

Accident & Health Insurance - 2.02%
5,311	Aflac, Inc.	$ 281,802

Air Transportation, Nonscheduled - .21%
640	Atlas Air Worldwide Holdings, Inc. *	28,858

Aircraft Engines & Engine Parts - 2.35%
3,740	United Technologies Corp.	327,512

Biological Products (No Diagnostic Substances) - 2.07%
7,324	Gilead Sciences, Inc. *	288,932

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 1.66%
3,817	Heinz Co.	231,425

Computer Storage Devices - 2.34%
13,253	EMC Corp. *	326,156

Crude Petroleum & Natural Gas - 3.20%
4,947	Devon Energy Corp.	282,919
3,975	Gulfport Energy Corp. *	164,048
		446,967
Dolls & Stuffed Toys - 1.67%
6,200	Mattel, Inc.	233,306

Drilling Oil & Gas Wells - 1.46%
5,142	Seadrill, Ltd.	204,035

Electric & Other Services Combined - 2.04%
8,500	Exelon Corp.	267,240
490	Northwestern Corp.	18,125
		285,365
Electromedical & Electrotherapeutic Apparatus - 4.06%
6,458	Medtronic, Inc.	300,943
6,539	St. Jude Medical, Inc.	266,137
		567,080
Electronic & Other Electrical Equipment (No Computer Equipment) - 2.30%
5,600	Emerson Electric Co.	320,600

Electronic Computers - 1.66%
510	Apple, Inc.	232,300

Farm Machinery & Equipment - 2.46%
3,652	Deere & Co.	343,507

Fire, Marine & Casualty Insurance - 2.14%
3,500	Ace Ltd.	298,655

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - .58%
1,810	Enpro Industries, Inc. *	80,509

Grain Mill Products - 1.97%
6,553	General Mills, Inc.	274,833

Hotels & Motels - 1.80%
4,496	Wyndham Worldwide Corp.	250,832

Instruments for Measurement & Testing of Electricity & Electronic Signals - 1.03%
3,200	Agilent Technologies, Inc.	143,296

Life Insurance - .54%
5,600	American Equity Investment Life Holding Co.	75,488

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.96%
1,851	V.F. Corp.	273,171

National Commercial Banks - 3.01%
6,454	BB&T Corp.	195,427
3,645	PNC Financial Services Group, Inc.	225,261
		420,688
Natural Gas Transmission & Distribution - 1.66%
8,338	Spectra Energy Corp.	231,630

Oil & Gas Field Services, NEC - 3.62%
5,838	Halliburton Co.	237,490
3,438	Schlumberger Ltd.	268,336
		505,826
Optical Instruments & Lenses - 1.53%
3,895	Kia-Tencor Corp.	213,874

Paper Mills - 2.34%
7,900	International Paper Co.	327,218

Personal Credit Institutions - 1.70%
6,200	Discover Financial Services	238,018

Petroleum Refining - 1.83%
4,400	ConocoPhillips	255,200

Pulp Mills - .77%
3,755	Buckeye Technologies, Inc.	107,956

Railroads, Line-Haul Operating - 1.69%
1,797	Union Pacific Corp.	236,234

Retail-Auto & Home Supply Stores - 1.78%
3,380	Advanced Auto Parts, Inc.	248,498

Retail-Auto Dealers & Gasoline Stations - .16%
570	America's Car-Mart, Inc. *	22,697

Retail-Drug Stores & Proprietary Stores - 1.73%
4,525	Express Scripts Holding Co. *	241,725

Retail-Eating Places - 1.79%
2,623	McDonalds Corp.	249,946

Retail-Grocery Stores - 2.18%
11,000	Kroger Co.	304,700

Retail-Variety Stores - 2.20%
3,000	Costco Wholesale Crop.	307,020

Rolling Drawing & Extruding of Nonferrous Metals - 1.06%
6,500	Tedegar Corp.	148,265

Semiconductors & Related Devices - 4.18%
23,650	Applied Materials, Inc.	305,321
13,265	Intel Corp.	279,096
		584,417
Services-Business Services, NEC - 4.04%
4,261	Accenture, Plc.	306,323
1,636	Alliance Data Systems Corp. *	257,834
		564,157
Services-Computer Integrated Systems Design - .96%
7,830	Mentor Graphics Corp. *	134,128

Services-Detective, Guard & Armored Car Services - .65%
1,900	ADT Corp.	90,250

Services-Help Supply Services - .31%
1,390	Compass Diversified Holdings	21,990
630	Insperity, Inc.	21,187
		43,177
Services-Prepackaged Software - 1.33%
7,465	CA Technologies, Inc.	185,281

Services-Specialty Outpatient Facilities, NEC - .73%
3,530	Hanger, Inc. *	101,417

Short-Term Business Credit Institutions - .98%
4,550	Encore Capital Group, Inc. *	136,909

Special Industry Machinery (No Metalworking Machinery) - .33%
911	Pentair Ltd.	46,169

State Commercial Banks - 1.90%
16,256	Fifth Third Bancorp.	264,810

Surgical & Medical Instruments & Apparatus - 4.20%
2,800	3M Co.	281,540
4,900	Covidien Plc.	305,466
		587,006
Telephone Communications ( No Radiotelephone) - 1.60%
5,045	BCE, Inc.	224,099

Trucking & Courier Services (No Air) - 1.56%
2,750	United Parcel Service, Inc. Class B	218,047

Wholesale-Computers & Peripheral Equipment & Software - .22%
850	Synnex Corp. *	30,557

Wholesale-Drugs, Proprietaries & Druggists Sundries - 1.31%
4,044	Amerisource Bergen Corp.	183,476

Wholesale-Groceries & Related Products - 2.13%
9,000	Sysco Corp.	285,930

Wholesale-Industrial Machinery & Equipment - .71%
1,750	DXP Enterprises, Inc. *	99,575

TOTAL FOR COMMON STOCKS (Cost $11,242,102) - 95.62%		13,353,529

SHORT TERM INVESTMENTS - 4.60%
641,826	Fidelity Money Market Portfolio Institutional Class 0.17% **	641,826

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $641,826) - 4.60%		641,826

TOTAL INVESTMENTS (Cost $11,810,511) - 100.21%		13,995,355

LIABILITIES IN EXCESS OF OTHER ASSETS -(.21%)		(29,925)

NET ASSETS - 100.00%		$ 13,965,430

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,810,511 amounted to $2,184,843, which consisted of aggregate gross unrealized appreciation of $2,408,587 and aggregate gross unrealized depreciation of $223,744.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 13,353,529	$ -	$ -	$ 13,353,529
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	641,826	-	-	641,826
	$ 13,995,355	$ -	$ -	$ 13,995,355

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2013

Shares		Value

COMMON STOCKS - 3.46%

Crude Petroleum & Natural Gas - .44%
642	MarkWest Energy Partners	$ 35,451
13	Occidental Petroleum Corp.	1,148
839	Vanguard Natural Resources, LLC	23,366
		59,965
Electric & Other Services Combined - .50%
1,241	CMS Energy Corp.	31,894
923	Wisconsin Energy Corp.	36,394
		68,288
Electric Services - .18%
471	Pinnacle West Capital Corp.	25,142
1,013	PPL Corp.	30,684
		55,826
Electromedical & Electrotherapeutic Apparatus - .26%
757	Medtronic, Inc.	35,276

Fire, Marine & Casualty Insurance - .33%
502	Cincinnati Financial Corp.	21,305
608	Mercury General Corp.	24,077
		45,382
Mens & Boys Furnishings Work Clothing & Allied Garments - .22%
202	V.F. Corp.	29,811

Natural Gas Transmission & Distribution - .04%
175	Spectra Energy Corp.	4,862

Papermills - .25%
826	International Paper Co.	34,213

Retail-Variety Stores - .17%
394	Target Corp.	23,802

Services-Equipment Rental & Leasing, NEC - .27%
900	Textainer Group Holding Ltd.	37,305

Telephone Communications ( No Radio Telephone) - .27%
2,165	Consolidated Communications Holdings, Inc.	37,260

Water Supply - .32%
1,149	American Water Works Co.	43,984

TOTAL FOR COMMON STOCKS (Cost $436,781) - 3.46%		475,974

CLOSED-END MUTUAL FUNDS - 5.86%
23,640	AllianceBernstein Income Fund	192,666
10,094	BlackRock Floating Rate Income Strategies Fund	159,283
19,207	BlackRock Income Trust	138,098
10,302	BlackRock Strategic Bond Trust	159,990
13,876	DWS Multi-Market Income Trust	156,660

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $750,031) - 5.86%		806,697

CORPORATE BONDS - 15.24%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	215,356
100,000	Ball Corp. 6.75%, 09/15/2020	111,000
65,000	Bb&t Corp. 4.90%, 06/30/2017	72,197
100,000	Block Financial LLC 5.125%, 10/30/2014	105,500
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	162,825
100,000	Conagra Foods, Inc. 5.875%, 04/15/2014	105,942
150,000	ConocoPhillips 5.75%, 02/01/2019	182,913
100,000	Duke Capital LLC, 5.668%, 08/15/2014	106,933
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	77,022
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	55,830
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	116,728
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	55,950
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	218,000
40,000	ONEOK, Inc. 5.20%, 06/15/2015	43,250
200,000	J.C. Penney Inc. 7.95%, 04/01/2017	191,000
70,000	Regions Financial Corp. 5.75%, 06/15/2015	76,015
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	200,512

TOTAL FOR CORPORATE BONDS (Cost $2,066,346) - 15.24%		2,096,973

LIMITED PARTNERSHIPS - 2.08%
825	Alliance Holdings GP L.P.	32,421
605	Buckeye Partners, L.P.	31,847
815	Energy Transfer Partners L.P.	38,297
612	Enterprise Products Partners L.P.	34,682
1,398	Global Partners L.P.	46,707
893	Legacy Reserves L.P.	22,459
814	Magellan Midstream Partners L.P.	41,197
1,376	PVR Partners L.P.	36,780
20	Sunoco Logistics Partners L.P.	1,213

TOTAL FOR LIMITED PARTNERSHIPS (Cost $253,080) - 2.08%		285,603

MUNICIPAL BONDS - 10.48%
57,035	Colorado Housing & Finance Authority 5.22%, 05/01/2036	57,288
100,000	Colorado Housing & Finance Authority B-2 1.115%, 05/01/2014 **	100,346
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	252,973
55,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	59,916
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	88,320
120,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	128,652
35,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	35,886
50,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	50,503
15,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	16,206
100,000	North Carolina State Housing 4.00%, 01/01/ 2034	103,076
200,000	North Carolina State Housing 4.65%, 07/01/2021	213,748
100,000	Ohio State Housing 6.001%, 09/01/2035	102,558
35,000	Oklahoma State Housing & Finance 5.41%, 03/01/2014	36,351
95,000	Utah Housing Corp 5.11%, 07/01/2017	86,338
70,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	73,759
35,000	Wisconsin Housing & Economic Dev. 5.53%, 03/01/2038	35,160

TOTAL FOR MUNICIPAL BONDS (Cost $1,433,137) - 10.48%		1,441,080

PREFERRED SECURITIES - 21.97%
4,000	Aegon N.V. PFD 6.375%, 12/31/49	104,760
3,000	Aegon N.V. PFD 6.50%, 12/31/49	75,450
5,000	Allied Capital Corp. PFD 6.875%, 04/15/47	125,950
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	112,200
1,000	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	27,240
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	107,920
4,000	Aviva PLC PFD 8.25%, 12/01/41	112,960
5,000	Axis Capital Holdings PFD 7.25%, 12/31/49 (Bermuda)	129,150
4,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	104,291
5,000	Duke Weeks Realty Corp. PFD 8.375%, 12/31/49	126,446
5,000	DuPoint Fabros Tech Inc. PFD 7.875%, 10/15/15	134,050
4,400	Endurance Sepcialty Holdings Foreign PFD Stock Series B 7.5%	120,560
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	182,700
8,000	GMX Resources, Inc. Series B PFD 9.25%, 12/31/49	117,760
4,000	Hartford Financial Services Group, Inc PFD 7.25%, 04/01/13	91,000
4,000	Hospitality Properties Trust PFD 7.000%,	100,344
2,000	Hospitality Properties Trust PFD 7.125%, 12/31/49	53,500
2,000	HSBC Finance Corp. PFD 6.200%,	50,520
4,000	HSBC Finance Corp. PFD 6.36%, 12/31/49	101,000
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	101,920
5,000	Parkway Properties, Inc. Series D PFD 8.00%, 12/31/49	126,850
6,000	PartnerRe Ltd. Series C PFD 6.75%, 12/31/49 (U.K.)	153,000
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 7/29/49 **	68,836
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	131,200
4,000	Realty Income Corp., Series E PFD 6.75%	102,680
3,000	TCF Financial Co. PFD 7.50%, 12/31/49	81,000
1,777	Triangle Capital Corp. PFD	48,405
4,000	Triangle Capital Corp. PFD 7.50%, 3/15/19	103,874
5,000	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	126,482

TOTAL FOR PREFERRED SECURITIES (Cost $2,892,757) - 21.97%		3,022,048

REAL ESTATE INVESTMENT TRUSTS - 2.45%
638	Health Care REIT, Inc.	40,092
5,000	Commonwealth Reit PFD 7.25%, 12/31/49	130,852
499	Digital Realty Trust, Inc.	33,887
161	National Retail Properties, Inc.	5,155
1,288	Omega Healthcare Investors, Inc.	32,921
610	Rayonier, Inc.	32,842
1,102	Weingarten Realty Investors	31,782
490	Home Properties, Inc.	30,120

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $312,509) - .00%		337,651

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 32.13%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	153,779
10,644	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	11,383
38,864	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	39,054
13,218	Federal Home Loan Mortgage Credit Pool #755028 2.509%, 11/01/2018	13,850
19,233	Federal Home Loan Mortgage Credit Pool #845590 2.399%, 01/01/2024	19,328
24,945	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	25,499
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	42,957
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	178,956
41,113	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024	42,433
121,425	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036	125,352
39,104	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020	39,783
3,239	Federal National Mortgage Association Pool #66380 3.198%, 01/01/2017	3,374
90,987	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036	97,545
15,522	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034	15,673
56,088	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036	59,860
109,224	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038	116,396
31,727	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038	34,085
25,902	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022	26,811
85,007	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023	88,096
13,208	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023	13,774
13,731	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023	14,319
44,673	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024	46,297
9,646	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024	9,996
10,052	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024	10,417
4,786	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024	5,023
11,141	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024	11,691
9,090	Government National Mortgage Association Pool #008502 2.625%, 09/20/2024	9,479
13,381	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024	13,955
10,285	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024	10,669
14,934	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024	15,555
38,160	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025	39,662
9,311	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	9,710
32,141	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030	33,518
75,869	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	79,119
83,708	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032	86,750
10,091	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032	10,445
114,412	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034	118,427
42,139	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036	44,155
176,809	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	186,380
369	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	370
935	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	950
146	Government National Mortgage Association Pool #315151 9.000%, 02/15/2022	147
3,426	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	4,020
1,705	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	1,922
609	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	708
2,166	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,494
1,761	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	2,019
476	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	553
1,195	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,358
16,882	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	20,088
305,774	United States Treasury Inflationary Index Bond 0.625%, 04/15/2014	306,658
218,134	United States Treasury Inflationary Index Bond 1.250%, 04/15/2014	225,990
178,004	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	195,609
281,072	United States Treasury Inflationary Index Bond 2.000%, 01/15/2014	291,217
232,592	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	259,776
282,771	United States Treasury Inflationary Index Bond 1.875%, 07/15/2013	288,913
195,926	United States Treasury Inflationary Index Bond 2.000%, 07/15/2014	207,850
171,444	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	198,406
150,000	United States Treasury Inflationary Index Bond 2.375%, 01/15/17	175,055
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	104,312
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	113,468
100,000	United States Treasury Note Bond 3.500%, 05/15/2020	114,414

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $5,178,653) - 32.13%		4,419,852

** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
***Adjustable rate security; the coupon rate shown represents the yield at January 31, 2013.

SHORT-TERM INVESTMENTS - 0.80%
770,950	Fidelity Money Market Portfolio Institutional Class 0.17% **	770,950

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $770,950) - 5.60%		770,950

TOTAL INVESTMENTS (Cost $13,323,294) - 99.28%		13,656,828

OTHER ASSETS LESS LIABILITIES - .72%		99,507

NET ASSETS - 100.00%		$ 13,756,335

** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
***Adjustable rate security; the coupon rate shown represents the yield at January 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,323,294 amounted to $411,110, which consisted of aggregate gross unrealized appreciation of  $506,702 and aggregate gross unrealized depreciation of $95,592.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 475,974	$ -	$ -	$ 475,974
Closed-End Mutual Funds	806,697	-	-	806,697
Corporate Bonds	-	2,096,973	-	2,096,973
Limited Partnerships	285,603	-	-	285,603
Municipal Bonds	-	1,441,080	-	1,441,080
Preferred Securities	3,022,048	-	-	3,022,048
Real Estate Investment Trusts	337,651	-	-	337,651
U.S. Government Agencies and Obligations	-	4,419,852	-	4,419,852
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	770,950	-	-	770,950
	$ 5,698,923	$ 7,957,905	$ -	$ 13,656,828

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Dana Large Cap Core Fund
	Schedule of Investments
	1/31/2013 (Unaudited)

Shares		Value

COMMON STOCKS - 96.28%

Accident & Health Insurance - 1.96%
5,400	Aflac, Inc.	$ 286,524

Auto Controls For Regulating Residential & Commercial Environments - 1.82%
5,200	Ingersoll-Rand Plc Class A	267,228

Biological Products (No Diagnostic Substances) - 1.90%
3,260	Amgen, Inc.	278,600

Cigarettes - 1.56%
2,600	Philip Morris International, Inc.	229,216

Computer & Office Equipment - 1.75%
1,260	IBM Corp.	255,868

Computer Communications Equipment - 1.90%
13,500	Cisco Systems, Inc.	277,695

Computer Storage Devices - 3.33%
8,200	EMC Corp. *	201,802
8,400	Seagate Technology	285,432
		487,234
Converted Paper & Paperboard Products (No Containers & Boxes) - 1.47%
2,400	Kimberly Clark Corp.	214,824

Cutlery, Handtools & General Hardware - 1.44%
2,600	SNAP-ON, Inc.	210,652

Dolls & Stuffed Toys - 1.39%
5,400	Mattel, Inc.	203,202

Drilling Oil & Gas Wells - 1.56%
3,600	Ensco Plc.	228,852

Electric & Other Services Combined - 2.17%
6,200	CMS Energy Corp.	159,340
5,700	Xcel Energy, Inc.	158,346
		317,686
Electric Services - 1.13%
2,300	NextEra Energy, Inc.	165,715

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.45%
9,500	General Electric Co.	211,660

Electronic Computers - 1.62%
520	Apple, Inc.	236,855

Fire, Marine & Casualty Insurance - 1.81%
3,100	Ace Ltd.	264,523

Food & Kindred Products - 0.76%
3,400	ConAgra Foods, Inc.	111,146

Grain Mill Products - 1.71%
3,800	Ingredion, Inc.	251,066

Guided Missiles & Space Vehicles & Parts - 1.72%
2,900	Lockheed Martin Corp.	251,923

Hospital & Medical Service Plans - 2.44%
1,400	Cigna Corp.	81,676
5,000	United Health Group, Inc.	276,050
		357,726
Hotels & Motels - 1.94%
5,100	Wyndham Worldwide Corp.	284,529

Motor Vehicles & Passenger Car Bodies - 0.50%
5,700	Ford Motor Co.	73,815

National Commercial Banks - 3.70%
1,400	JPMorgan Chase & Co.	65,870
7,000	U.S. Bancorp.	231,700
7,000	Wells Fargo & Co.	243,810
		541,380
Oil & Gas Field Machinery & Equipment - 1.54%
2,900	Oil States International, Inc. *	224,982

Optical Instruments & Lenses - 1.65%
4,400	Kia-Tencor Corp.	241,604

Paper Mills - 1.75%
6,200	International Paper Co.	256,804

Personal Credit Institutions - 1.83%
7,000	Discover Financial Services	268,730

Petroleum Refining - 8.19%
2,200	Chevron Texaco Corp.	253,330
4,000	ConocoPhillips	232,000
2,700	Exxon Mobil Corp.	242,919
5,000	Marathon Petroleum Corp.	371,050
1,650	Phillips 66	99,941
		1,199,240
Pharmaceutical Preparations - 3.95%
4,200	Abbott Laboratories	142,296
4,200	AbbVie, Inc.	154,098
10,000	Mylan, Inc. *	282,700
		579,094
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.04%
4,200	Eastman Chemical Co.	298,830

Pumps & Pumping Equipment - 0.43%
400	Flowserve Corp.	62,708

Radio & TV Broadcasting & Communications Equipment - 0.54%
1,200	Qualcomm, Inc.	79,224

Railroads, Line-Haul Operating - 1.88%
2,100	Union Pacific Corp.	276,066

Retail-Deparment Stores - 1.78%
6,600	Macy's, Inc.	260,766

Retail-Drug Stores & Proprietary Stores - 1.75%
5,000	CVS Corp.	256,000

Retail-Grocery Stores - 1.66%
8,800	Kroger Co.	243,760

Retail-Lumber & Other Building Materials Dealers - 2.01%
4,400	Home Depot, Inc.	294,448

Retail-Shoe Stores - 1.50%
6,400	Foot Locker, Inc.	219,840

Retail-Variety Stores - 1.58%
3,300	Wal Mart Stores, Inc.	230,835

Security Brokers, Dealers & Flotation Companies - 2.00%
1,240	Blackrock, Inc.	292,987

Services-Auto Rental & Leasing (No Drivers) - 1.50%
12,000	Hertz Global Holdings, Inc. *	219,360

Services-Business Services, NEC - 2.15%
2,000	Alliance Data Systems Corp. *	315,200

Services-Computer Integrated Systems Design - 1.07%
8,000	Yahoo! Inc. *	157,040

Services-Medical Laboratories - 1.74%
4,400	Quest Diagnostics, Inc.	254,980

Services-Prepackaged Software - 3.80%
9,400	Microsoft Corp.	258,030
8,400	Oracle Corp.	298,284
		556,314
State Commercial Banks - 1.89%
17,000	Fifth Third Bancorp.	276,930

Surgical & Medical Instruments & Apparatus - 2.03%
9,600	Carefusion Corp. *	297,984

Telephone Communications ( No Radio Telephone) - 2.97%
1,900	AT&T, Inc.	66,101
3,900	BCE, Inc.	173,238
4,500	Verizon Communications, Inc.	196,245
		435,584
Television Broadcasting Stations - 2.02%
7,100	CBS Corp.	296,212

TOTAL FOR COMMON STOCKS (Cost $11,600,792) - 96.28%		14,103,441

REAL ESTATE INVESTMENT TRUSTS - 1.66%
7,700	American Capital Agency Corp.	243,474

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $236,668) - 1.66%		243,474

SHORT-TERM INVESTMENTS - 1.78%
260,131	Fidelity Money Market Portfolio Institutional Class 0.16% **	260,131

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $260,131) - 1.78%		260,131

TOTAL INVESTMENTS (Cost $12,097,591) - 99.72%		14,607,046

OTHER ASSETS LESS LIABILITIES - 0.28%		40,704

NET ASSETS - 100.00%		$ 14,647,750

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Dana Large Cap Core Fund
1. SECURITY TRANSACTIONS

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,097,591 amounted to $2,509,454, which consisted of aggregate gross unrealized appreciation of $2,560,362 and aggregate gross unrealized depreciation of $50,908.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 14,103,441	$ -	$ -	$ 14,103,441
Real Estate Investment Trusts	243,474	-	-	243,474
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	260,131	-	-	260,131
	$ 14,607,046	$ -	$ -	$ 14,607,046

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	October 31, 2012

Shares		Value

COMMON STOCKS - 92.25%

Air Transportation, Scheduled - 1.44%
1,400	Latam Airlines Group S.A. ADR	$ 34,286

Airports, Flying Fields & Airport Terminal Services - 2.50%
500	Grupo Aeroportuario Sur ADR *	59,705

Basic & Diversified Chemicals - 4.53%
26,000	Alfa, SAB de CV (Mexico)	62,765
8,000	Mexichem SAB de CV (Mexico)	45,288
		108,053
Beverages - 1.58%
800	Companhia De Bebidas ADR *	37,648

Bottled & Canned Soft Drinks & Carbonated Waters - 3.80%
300	Coca Cola Femsa S.A. de C.V. *	47,424
400	Fomento Economico Mex ADR *	43,156
		90,580
Cement, Hydraulic - 1.82%
4,000	CEMEX, S.A.B. de C.V.*	43,400

Chemical Manufacturing - 1.98%
3,100	Braskem S.A. ADR	47,120

Commercial Banks, NEC - 8.49%
454	Banco de Chile ADR	45,150
500	Bancolombia S.A. ADR	34,755
2,000	CorpBanca	43,080
200	Creditcorp Ltd.	31,346
7,000	Grupo Financiero Banorte S.A.B. de C.V.	48,231
		202,562
Crude Petroleum & Natural Gas - 2.37%
2,000	Petroleo Brasileiro S.A. ADR	36,560
1,100	Petroleo Brasileiro S.A. ADR Class A	19,899
		56,459
Electric Services - 5.92%
3,250	Comp Energetica de Minas Gerai ADR	35,685
2,500	Companhia Paranaense de Energia ADR	40,400
500	Empresa Nacional de Electricid ADR	25,805
2,000	Enersis S.A. ADR	39,300
		141,190
General Building Contractors - Residential Buildings - 2.39%
3,900	Desarrolladora Homex - ADR *	56,901

Heavy Construction Other Than Bldg Const-Contractors - 2.51%
5,000	Empresas ICA, S.A.B. de C.V. *	59,850

Household Products - 1.77%
15,000	Kimberly-Clark de Mexico SAB (Mexico)	42,316

Industrial Inorganic Chemicals - .00%
700	Ecopetrol S.A. ADR	44,310

Iron & Steel Products - 1.88%
3,000	Grupo Simec SAB ADR	44,760

Malt Beverages - 1.34%
1,000	CIA Cervecerias Unidas ADR	31,950

Meat Packing Plants - 1.40%
1,500	BRF-Brasil Foods S.A. ADR	33,300

Metal Mining - 8.89%
10,000	Banregio Grupo Financiero (Mexico)	47,218
1,200	Compania de Minas Buenaventura ADR	35,508
9,000	Grupo Mexico SAB de CV (Mexico)	33,518
1,100	Southern Copper Corp.	43,329
2,600	Vale S.A. ADR	52,442
		212,015
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.19%
500	Sociedad Quimica Y Minera de Chile ADR	28,420

Miscellaneous Food Preparations & Kindred Products - 2.08%
15,000	Gruma S.A.B de C.V. *	49,686

Restaurants - .75%
1,300	Arcos Dorados Holdings, Inc. Class A	17,862

Retail-Bakery Products - 1.63%
15,000	Grupo Bimbo SAB de CV (Mexico)	38,797

Retail-Department Stores - 2.05%
4,400	El Puerto de Liverpool S.A. (Mexico)	48,847

Retail-Grocery Stores - 2.00%
1,000	Brasileira de Distribuicao Class A ADR	47,740

Retail-Mass Merchants - 1.63%
12,000	Wal-Mart de Mexico S.A de CV (Mexico)	38,870

Retail-Miscellaneous Retail - 2.31%
1,500	Cencsud S.A.	27,735

State Commercial Banks - 4.24%
2,500	Banco Bradesco Sponsored ADR	45,950
3,200	Itau Unibanco Holding S.A. ADR	55,136
		101,086
Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.78%
4,800	Gerdau S.A. ADR	42,384

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.04%
2,000	Ternium S.A. ADR	47,260
600	Tenaris S.A. ADR	25,242
		72,502
Sugar & Confectionery Products - 2.06%
2,500	Cosan Ltd. Class A	49,175

Telephone Communications (No Radio Telephone) - 7.9%
2,500	America Movil SAB de C.V. ADR	62,900
2,700	Telefonica Brasil S.A. ADR	67,986
2,600	Tim Participacoes S.A. ADR	57,200
		188,086
Television Broadcasting Stations - 1.64%
1,400	Grupo Televisa S.A. ADR	39,214

Water Supply - 1.49%
800	Companhia de Saneamento Basico ADR	35,608

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.17%
700	Vina Concha Y Toro S.A.VCO ADR	27,986

TOTAL FOR COMMON STOCKS (Cost $1,958,373) - 92.25%		2,200,403

EXCHANGE TRADED FUNDS - 4.17%
1,500	Global X InterBolsa FTSE Colombia	33,600
700	iShares MSCI All Peru Capped Index Fund	32,438
500	iShares MSCI Chile Invest Market Index Fund	33,470

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $96,808) - 4.17%		99,508

SHORT TERM INVESTMENTS - 8.73%
208,242	Fidelity Money Market Portfolio Institutional Class 0.17% **	208,242

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $208,242) - 8.73%		208,242

TOTAL INVESTMENTS (Cost $2,313,109) - 105.15%		2,508,153

LIABILITIES IN EXCESS OF OTHER ASSETS -(5.15%)		(122,917)

NET ASSETS - 100.00%		$ 2,385,236

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At January 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,313,109 amounted to $195,044, which consisted of aggregate gross unrealized appreciation of $292,847 and aggregate gross unrealized depreciation of $97,803.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 2,200,403	$ -	$ -	$ 2,200,403
Exchange Traded Funds	99,508	-	-	99,508
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	208,242	-	-	208,242
	$ 2,508,153	$ -	$ -	$ 2,508,153

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: April 11, 2013

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: April 11, 2013

* Print the name and title of each signing officer under his or her signature.